Schedule II - Condensed Financial Information Of Registrant (Condensed Balance Sheets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Total investments	$ 12,353,586		$ 11,197,977
Cash	84,113		365,679
Other assets	391,076		378,700
Total assets	16,588,272		15,622,973
Short-term debt	224,842		198,875
Long-term debt	790,571		789,643
Due to affiliates	124,421		124,421
Other liabilities	312,417		284,062
Total liabilities	12,728,641		11,955,644
Preferred stock	0		0
Common stock	112,312	[1]	119,812	[1]
Additional paid-in capital	425,331		432,608
Accumulated other comprehensive income	549,916		23,092
Retained earnings	3,264,711	[1]	3,124,436	[1]
Treasury stock	(492,639)		(32,619)
Total shareholders' equity	3,859,631		3,667,329		3,068,043	1,913,838
Total liabilities and shareholders' equity	16,588,272		15,622,973
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term investments	36,458		15,963
Short-term investments	58		62,582
Total investments	36,516		78,545
Cash	27,099		0
Investment in affiliates	4,960,492		4,624,583
Due from affiliates	50,977		138,130
Taxes receivable	61,616		65,195
Other assets	7,581		5,391
Total assets	5,144,281		4,911,844
Short-term debt	224,842		198,875
Long-term debt	790,571		789,643
Due to affiliates	145,556		136,931
Other liabilities	123,681		119,066
Total liabilities	1,284,650		1,244,515
Preferred stock	351		351
Common stock	112,312		119,812
Additional paid-in capital	775,842		783,119
Accumulated other comprehensive income	549,916		23,092
Retained earnings	3,264,711		3,124,436
Treasury stock	(843,501)		(383,481)
Total shareholders' equity	3,859,631		3,667,329
Total liabilities and shareholders' equity	$ 5,144,281		$ 4,911,844

[1]	Amounts have been retroactively adjusted for stock split described in Note 1.